Taxation	6 Months Ended
Dec. 31, 2023
Taxation [Abstract]
TAXATION

NOTE 9 — TAXATION

Income Taxes

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Under the current Hong Kong Revenue Ordinance, the Company’s subsidiary in Hong Kong is subject to 16.5% Hong Kong profits tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

The Company’s subsidiaries established in the PRC are mainly subject to the statutory income tax at a rate of 25%.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the six months ended December 31,
	2023	2022
	(Unaudited)	(Unaudited)
Income tax expense computed at applicable tax rates (25%)	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	(14.2)%	—%
Non-deductible expenses	62.3%	10.0%
Change of Valuation Allowance	(80.1)%	22.0%
Effective tax rate	(7.0)%	57.0%

Significant components of the provision for income taxes are as follows:

	For the six months ended December 31,
	2023	2022
Current income tax expense	$14,508	$241,532
Deferred tax expense (benefits)	—	—
Income tax provision	$14,508	$241,532

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The following table presents the significant components of the Company’s deferred tax assets for the periods presented:

	December 31, 2023	June 30, 2023
	(Unaudited)
Deferred tax assets
Net operating loss carry forwards	$620,427	$574,840
Less: valuation allowances	(620,427)	(574,840)
Total deferred tax assets	$—	$—

As of December 31, 2023, the Company has net operating loss carryforwards of approximately $2,083,000 in the PRC that expire in 2023. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences. For the six months ended December 31, 2023 and June 30, 2023, the change in valuation allowance amounted to an increase of $45,587 and $53,405, respectively.